Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
11 .	Income Taxes

At
December 31, 2017
, we have a consolidated federal net operating loss (“NOL”) carryforward of approximately
$70.9
million, available to offset against future taxable income which expires in varying amounts in
2019
through
2037.
Additionally, we have approximately
$949,000
in research and development (“R&D”) tax credits that expire in
2022
through
2037
unless utilized earlier.
No
income taxes have been paid to date. Section
382
of the Internal Revenue Code contains provisions that
may
limit our utilization of our NOL and R&D tax credit carryforwards in any given year as a result of significant changes in ownership interests that have occurred in past periods or may
occur in future periods.

On
December 22, 2017,
the Tax Cuts and Jobs Act (the “Tax Act”) was enacted into law in the United States.
The Tax Act makes broad changes to the U.S. tax code, including, but not
limited to, reducing the U.S. federal corporate tax rate from
35%
to
21%.
With regard to the Tax Act impact to the Company for the year ended
December 31, 2017,
we have recognized the impact of tax reform related to the revaluation of deferred tax assets and liabilities based on the rates we expect them to reverse in the future, which is generally
21%.
The amount recorded as tax expense related to the remeasurement of the deferred tax balance was approximately
$10.1
million, which was fully offset by a reduction in the valuation allowance.

Deferred income taxes reflect the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our deferred tax assets and liabilities included th
e following at
December 31, 2017
and
2016:

	201 7	201 6
Deferred tax assets:
Net operating loss carryforward	$16,273,259	$24,689,298
Research and development tax credit carryforward	949,340	892,231
Stock-based compensation expense	1,709,867	2,748,899
Accrued salaries and directors ’ fees	185,961	-
Depreciation	5,532	1,331
Total deferred tax assets	19,123,959	28,331,759

Deferred tax liabilities	-	-

Net deferred tax assets	19,123,959	28,331,759
Valuation allowance	(19,123,959)	(28,331,759)
Net deferred tax asset after reduction for valuation allowance	$-0-	$-0-

We have established a full valuation allowance equal to the amount of our net deferred tax assets due to uncertainties with respect to our ability to generate sufficient taxable income to realize these assets in the future. A reconciliation of the income tax benefit on losses at the U.S. federal statutory rate to the reported income tax expense is as follows:

	201 7	201 6	20 15
U.S. federal statutory rate applied to pretax loss	$(737,855)	$(1,112,378)	$(936,936)
Permanent differences	436	2,012	2,914
Research and development credits	57,109	59,087	67,901
Impact of Tax Act	10,086,795	-	-
Change in valuation allowance	(9,406,485)	1,051,279	866,121
Reported income tax expense	$-0-	$-0-	$-0-